Share option plans (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation expense	$ (299)	$ 408	$ 700
Research and development expenses [Member]
Share-based compensation expense	(255)	198	531
Pre-commercialization expenses [Member]
Share-based compensation expense		(11)	(147)
General and administrative expenses [Member]
Share-based compensation expense	$ (44)	$ 221	$ 316